Medalist Partners MBS Total Return Fund
Schedule of Investments
August 31, 2026 (Unaudited)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 55.7%	Par	Value
A&D Mortgage LLC
Series 2026-NQM2, Class M1, 5.50%, 03/25/2071 (a)(b)	$ 1,000,000	$ 975,119
Series 2026-NQM3, Class M1, 6.02%, 04/25/2071 (a)(b)	1,150,000	1,138,783
Adamas Trust, Inc., Series 2025-CP1, Class M1, 3.75%, 11/25/2069 (a)(b)	2,250,000	2,077,724
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (a)	2,500,000	2,509,480
Banc of America Funding Corp., Series 2006-D, Class 5A2, 4.83%, 05/20/2036 (b)	4,292	3,741
CHNGE Mortgage Trust
Series 2023-3, Class B1, 0.00%, 07/25/2058 (a)(b)	1,500,000	1,495,781
Series 2023-3, Class B2, 0.00%, 07/25/2058 (a)(b)	2,000,000	1,993,832
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class WA, 6.60%, 12/25/2034 (b)	1,446	1,448
Colony American Finance Ltd., Series 2019-1, Class E, 5.84%, 03/15/2052 (a)(b)	242,500	239,210
COLT Funding LLC
Series 2021-3, Class B2, 4.12%, 09/27/2066 (a)(b)	1,578,000	1,195,810
Series 2021-4, Class B2, 4.14%, 10/25/2066 (a)(b)	2,625,000	1,983,174
Series 2021-6, Class B1, 4.09%, 12/25/2066 (a)(b)	1,713,000	1,483,483
Series 2022-1, Class B1, 4.09%, 12/27/2066 (a)(b)	3,000,000	2,665,804
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031 (b)	18,580	2,921
Countrywide Alternative Loan Trust
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	2,995	2,035
Series 2006-OA3, Class 1A1, 4.18% (1 mo. Term SOFR + 0.51%), 05/25/2036	5,469	4,769
Series 2006-OA9, Class 1A1, 4.17% (1 mo. Term SOFR + 0.51%), 07/20/2046	18,443	15,276
Credit Suisse Mortgage Capital Certificates
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050 (a)(b)	4,228,000	3,600,937
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050 (a)(b)	5,459,650	4,957,831
Deephaven Residential Mortgage Trust, Series 2021-4, Class B2, 4.53%, 11/25/2066 (a)(b)	4,000,000	3,119,796
Ellington Financial Mortgage Trust
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (a)	911,724	880,559
Series 2026-NQM4, Class B1, 6.91%, 04/25/2071 (a)(b)	2,744,000	2,706,738
Federal Home Loan Mortgage Corp., Series 2017-SC01, Class M2, 3.66%, 12/25/2046 (a)(b)	595,000	552,801
Fig Six Trust 2026-PF1, Series 2026-PF1, Class E, 7.49%, 08/25/2056 (a)(b)	2,100,000	2,088,610
FIGRE Trust 2023-HE1
Series 2025-HE6, Class D, 6.04%, 09/25/2055 (a)(b)	2,000,000	2,002,348
Series 2025-HE6, Class E, 6.62%, 09/25/2055 (a)(b)	1,330,000	1,311,659
Series 2025-HE8, Class D, 6.30%, 11/25/2055 (a)(b)	1,250,000	1,240,634
Series 2026-HE1, Class E, 6.76%, 01/25/2056 (a)(b)	2,250,000	2,210,486
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.90%, 03/25/2048 (a)(b)	1,463,000	1,037,190
Series 2019-1INV, Class B2A, 4.49%, 10/25/2049 (a)(b)	2,900,342	2,653,882
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.31%, 11/25/2057 (b)	3,103,888	1,095,548
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2019-FTR3, Class B2, 8.53% (30 day avg SOFR US + 4.91%), 09/25/2047 (a)	2,533,500	2,786,648
Series 2020-HQA1, Class B2, 8.86% (30 day avg SOFR US + 5.21%), 01/25/2050 (a)	2,300,000	2,554,991
FREED Mortgage Trust, Series 2026-HE1, Class D, 6.89%, 08/25/2056 (a)(b)	1,600,000	1,603,829
FRTKL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038 (a)	2,811,000	2,822,264
GSAA Trust, Series 2006-5, Class 2A1, 3.92% (1 mo. Term SOFR + 0.25%), 03/25/2036	22,840	6,967
HOMES Trust, Series 2025-AFC4, Class B1, 6.86%, 11/25/2060 (a)(b)	3,000,000	3,002,829
HTAP Trust
Series 2025-1, Class A, 6.50%, 11/25/2042 (a)	1,293,845	1,282,335
Series 2025-1, Class B, 8.00%, 11/25/2042 (a)	1,200,000	1,159,760
Series 2025-2, Class A, 6.50%, 06/25/2043 (a)	5,412,578	5,336,905
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055 (a)(b)	2,152,000	1,956,375
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.44%, 11/25/2049 (a)(b)	1,232,439	1,034,615
Series 2019-5, Class B6, 4.21%, 11/25/2049 (a)(b)	3,723,590	2,402,666
Series 2020-2, Class B6Z, 5.78%, 07/25/2050 (a)(b)	3,615,861	2,713,413
Series 2021-3, Class A3X, 0.50%, 07/25/2051 (a)(b)(c)	49,462,230	1,476,927

Series 2022-INV1, Class B4, 3.29%, 03/25/2052 (a)(b)	3,138,510	2,579,616
Series 2023-2, Class B2, 5.50%, 07/25/2053 (a)(b)	3,001,474	2,842,103
Series 2023-6, Class A3, 5.50%, 12/26/2053 (a)(b)	4,237,217	4,164,059
Series 2026-VIS1, Class M1, 5.50%, 06/25/2066 (a)(b)	1,750,000	1,703,884
JPMorgan Chase Bank NA
Series 2021-CL1, Class M4, 6.39% (30 day avg SOFR US + 2.75%), 03/25/2051 (a)	758,305	783,723
Series 2021-CL1, Class M5, 7.49% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	516,137	521,297
Mill City Mortgage Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069 (a)(b)	2,245,863	1,927,070
MULTIFAMILY CONNECTICUT AVENUE SECURITIES TRUST, Series 2023-01, Class B1, 13.39% (30 day avg SOFR US + 9.75%), 11/25/2053 (a)	1,850,000	2,209,781
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056 (a)(b)	2,326,000	1,841,721
Point Securitization Trust
Series 2023-1, Class A1, 6.50%, 11/25/2053 (a)(d)	2,659,427	2,674,967
Series 2024-1, Class A1, 6.50%, 06/25/2054 (a)	2,892,653	2,891,700
Series 2025-1, Class A1, 6.25%, 06/25/2055 (a)	2,722,627	2,743,332
Series 2025-2, Class A1, 5.75%, 10/25/2055 (a)(d)	5,551,730	5,520,690
Series 2026-1, Class A1, 5.25%, 02/25/2056 (a)(d)	1,479,858	1,459,430
Series 2026-2, Class A1, 5.25%, 07/25/2056 (a)	5,895,000	5,724,067
Series 2026-2, Class A2, 6.50%, 07/25/2056 (a)	1,500,000	1,465,469
PRKCM Trust, Series 2022-AFC2, Class M1, 6.09%, 08/25/2057 (a)(b)	3,080,000	3,070,314
Progress Residential Trust, Series 2021-SFR10, Class G, 4.86%, 12/17/2040 (a)	3,874,047	3,736,325
PRPM LLC
Series 2024-6, Class A1, 5.70%, 11/25/2029 (a)(d)	1,575,363	1,559,706
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054 (a)(d)	1,758,000	1,716,582
RAAC Series, Series 2007-SP1, Class M3, 5.28% (1 mo. Term SOFR + 1.61%), 03/25/2037	2,611,808	2,073,372
Radnor RE Ltd., Series 2023-1, Class M1B, 7.99% (30 day avg SOFR US + 4.35%), 07/25/2033 (a)	1,143,460	1,160,488
RFSC Trust, Series 2002-RP1, Class A1, 4.64% (1 mo. Term SOFR + 0.97%), 03/25/2033 (a)	125,048	125,140
Rithm Capital Corp.
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058 (a)(b)	2,034,000	1,832,053
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058 (a)(b)	2,203,000	1,997,468
Saluda Grade Mortgage Funding LLC
Series 2025-LOC5, Class M1, 5.87% (1 mo. Term SOFR + 2.20%), 10/25/2055 (a)	2,000,000	2,016,498
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(d)	991,627	980,892
Sequoia Mortgage Trust
Series 2025-5, Class A19, 6.00%, 06/25/2055 (a)(b)	2,005,232	1,996,929
Series 2026-10, Class A19, 5.50%, 08/25/2056 (a)(b)	1,900,000	1,853,984
Splitero Trust, Series 2025-1, Class A1, 5.75%, 12/25/2055 (a)(d)	2,935,988	2,916,120
Starwood Mortgage Residential Trust
Series 2020-3, Class B2, 4.75%, 04/25/2065 (a)(b)	1,460,000	1,242,564
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,000,000	924,284
Series 2021-SFR2, Class H, 7.90% (1 mo. Term SOFR + 4.26%), 01/17/2039 (a)	746,643	742,193
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.33%, 11/25/2035 (b)	13,317	12,367
Towd Point Mortgage Trust
Series 2019-1, Class B2, 3.76%, 03/25/2058 (a)(b)	4,000,000	3,016,181
Series 2019-HY1, Class B3, 5.93% (1 mo. Term SOFR + 2.26%), 10/25/2048 (a)	6,170,000	6,206,434
Series 2019-HY2, Class B2, 6.03% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	1,060,000	1,072,870
Series 2019-HY2, Class B4, 6.03% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	1,836,000	1,660,395
Series 2019-HY3, Class B1, 5.78% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	3,704,000	3,747,457
Series 2019-HY3, Class B3, 5.78% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	1,106,000	997,248
Series 2019-HY3, Class B4, 5.78% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	1,105,000	935,449
Unison Mortgage Trust
Series 2026-1, Class A, 6.00%, 02/25/2056 (a)(b)	1,968,078	1,869,007
Series 2026-2, Class A, 6.00%, 07/01/2056 (a)(b)	1,479,025	1,399,004
Unlock Hea Trust
Series 2024-2, Class A, 6.50%, 10/25/2039 (a)	1,719,583	1,705,468
Series 2025-2, Class A, 6.00%, 11/25/2041 (a)	1,821,970	1,789,138
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.21%, 12/25/2051 (a)(b)	2,689,767	2,198,774
Verus Securitization Trust
Series 2021-5, Class B2, 3.94%, 09/25/2066 (a)(b)	2,000,000	1,486,560
Series 2021-8, Class B2, 4.33%, 11/25/2066 (a)(b)	795,000	609,531
Series 2021-R3, Class B2, 4.07%, 04/25/2064 (a)(b)	3,609,000	3,222,905

Series 2026-INV1, Class B1, 6.68%, 07/25/2071 (a)(b)	1,316,000	1,303,487
Vista Point Securitization Trust
Series 2026-1, Class A, 5.75%, 06/25/2042 (a)	3,700,372	3,622,631
Series 2026-1, Class B, 7.00%, 06/25/2042 (a)	2,500,000	2,412,371
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,376,656	2,278,677
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $200,927,161)		189,931,708

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 35.9%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 4.90% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	1,225,000	1,165,904
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029 (a)(b)	5,000,000	5,132,450
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class C, 7.25%, 04/27/2058 (a)(b)	3,672,390	3,247,062
BANK-2022
Series 2022-BNK43, Class E, 3.00%, 08/15/2055 (a)	3,250,000	2,059,065
Series 2022-BNK44, Class D, 4.00%, 11/15/2032 (a)(b)	2,050,000	1,612,466
BANK-2023, Series 2023-BNK46, Class D, 4.00%, 08/15/2056 (a)	1,430,000	1,124,588
BANK-2025, Series 2026-BNK52, Class C, 6.29%, 05/15/2069 (b)	4,250,000	4,182,794
BBCMS Trust
Series 2025-C35, Class C, 6.32%, 07/15/2058 (b)	2,000,000	1,962,641
Series 2025-C39, Class D, 4.50%, 12/15/2058 (a)	1,880,000	1,411,509
Benchmark Mortgage Trust
Series 2023-V3, Class D, 4.00%, 07/15/2056 (a)	1,440,000	1,303,359
Series 2025-B41, Class C, 6.14%, 07/15/2068	4,000,000	3,891,052
Series 2025-B41, Class D, 4.50%, 07/15/2068 (a)	5,689,000	4,484,102
Series 2026-B43, Class D, 4.25%, 04/15/2063 (a)	3,000,000	2,112,787
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class D, 6.25% (1 mo. Term SOFR + 2.61%), 05/15/2038 (a)	1,250,000	1,215,747
BX Trust, Series 2019-IMC, Class G, 7.29% (1 mo. Term SOFR + 3.65%), 04/15/2034 (a)	2,000,000	1,811,272
BXHPP Trust, Series 2021-FILM, Class B, 4.65% (1 mo. Term SOFR + 1.01%), 08/15/2036 (a)	1,100,000	991,703
CALI Mortgage Trust, Series 2019-101C, Class E, 4.47%, 03/10/2039 (a)(b)	5,500,000	5,018,699
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039 (a)	4,300,000	3,898,702
CRB Securitization Trust, Series 2025-CRE1, Class B, 5.24%, 09/15/2058 (a)(b)	5,326,000	5,165,837
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class B1, 12.49% (30 day avg SOFR US + 8.85%), 09/25/2043 (a)	2,282,000	2,566,431
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M3, 7.55%, 10/25/2056 (b)	1,070,789	1,083,608
Series 2025-1, Class M4, 9.04%, 06/25/2057 (b)	2,850,677	2,868,633
Series 2025-1, Class M5, 9.04%, 06/25/2057 (b)	1,989,062	1,885,373
HGI Re-REMIC Trust 2026-FRR1
Series 2026-FRR1, Class B2, 2.61%, 11/27/2068 (a)(b)	1,250,000	1,039,957
Series 2026-FRR1, Class D3, 3.46%, 12/27/2070 (a)(b)	1,400,000	1,026,541
JP Morgan Chase Commercial Mortgage Securities
Series 2018-AON, Class A, 4.13%, 07/05/2031 (a)	8,521,000	6,987,721
Series 2018-PHH, Class B, 5.15% (1 mo. Term SOFR + 1.51%), 06/15/2035 (a)	3,750,000	1,856,212
Mcp Holding Co. LLC, Series 2024-70P, Class E, 9.26%, 03/10/2041 (a)(b)	3,860,000	3,935,255
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class A, 4.92% (1 mo. Term SOFR + 1.28%), 12/15/2038 (a)	2,500,000	2,421,886
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class C, 6.35%, 08/15/2058 (b)	6,001,000	5,908,237
Series 2025-C35, Class D, 4.50%, 08/15/2058 (a)	3,741,000	2,894,653
Series 2026-C36, Class C, 6.28%, 08/15/2059 (b)	3,074,000	3,072,577
Series 2026-C36, Class D, 4.50%, 08/15/2059 (a)	5,250,000	3,970,873
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	1,150,000	1,089,774
PNW Trust, Series 2026-ARTE, Class E, 8.65% (1 mo. Term SOFR + 5.01%), 04/15/2041 (a)	4,000,000	3,996,176
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class C, 4.53%, 01/05/2043 (a)(b)	1,875,000	1,510,965
Series 2015-5AVE, Class D, 4.53%, 01/05/2043 (a)(b)	4,940,000	3,700,960
Soho Trust, Series 2021-SOHO, Class B, 2.79%, 08/10/2038 (a)(b)	2,871,000	2,365,048
SYCA Commercial Mortgage Trust, Series 2025-WAG, Class G, 10.80%, 11/10/2042 (a)(b)	3,000,000	2,984,250
WAIKIKI BEACH HOTEL TRUST, Series 2025-WBM, Class E, 7.83% (1 mo. Term SOFR + 4.19%), 06/15/2042 (a)	2,200,000	2,192,621
WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 8.28%, 03/15/2040 (a)(b)	6,800,000	6,720,034
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class C, 6.01%, 10/15/2058 (b)	3,416,000	3,253,928
Series 2026-C66, Class D, 4.25%, 04/15/2059 (a)	1,837,000	1,348,021

TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $125,029,592)			122,471,473

ASSET-BACKED SECURITIES - 7.2%	Par		Value
Cayman Islands – 1.7%
FTAI MRE Cayman Ltd., Series 2026-1A, Class B, 6.42%, 06/15/2051 (a)	2,790,625		2,787,812
Navigator Aircraft ABS Ltd., Series 2025-1, Class B, 5.89%, 10/15/2050 (a)	2,884,145		2,796,785
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (a)	312,517		310,671
			5,895,268
United States – 5.5%
Apollo Aviation Securitization Equity Trust, Series 2024-1A, Class A2, 6.26%, 05/16/2049 (a)	1,684,431		1,677,073
AVANT Loans Funding Trust, Series 2024-REV1, Class B, 6.17%, 10/15/2033 (a)	4,300,000		4,298,355
NALP Business Loan Trust, Series 2026-1, Class B, 7.18%, 06/26/2051 (a)	1,962,937		1,945,583
PAR Issuer Trust, Series 2026-2A, Class B, 8.47%, 04/15/2034 (a)	4,000,000		3,995,660
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)€	315,192		315,773
Upstart Securitization Trust, Series 2026-2, Class D, 7.35%, 05/20/2036 (a)	6,500,000		6,524,126
			18,756,570
TOTAL ASSET-BACKED SECURITIES (Cost $24,830,381)			24,651,838

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.9%	Par		Value
Fannie Mae Grantor Trust
Series 2003-T2, Class A1, 4.01% (30 day avg SOFR US + 0.39%), 03/25/2033	12,515		12,430
Series 2004-T3, Class 2A, 5.27%, 08/25/2043 (e)	14,053		14,091
FARM Mortgage Trust, Series 2024-2, Class B, 5.55%, 08/01/2054 (a)(e)	1,977,673		1,738,714
Federal National Mortgage Association
Pool 888534, 5.00%, 08/01/2037	2,844		2,784
Series 2023-2, Class HZ, 5.00%, 02/25/2053 (f)	1,494,719		1,369,438
FNMA REMIC Trust, Series 2007-30, Class ZM, 4.25%, 04/25/2037 (f)	70,650		66,071
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $3,261,944)			3,203,528

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0% (g)	Par		Value
Federal National Mortgage Association, Series 2006-M1, Class IO, 0.22%, 03/25/2036 (b)(c)	383,381		4
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042 (b)(c)	4,254		0(h)
Series 2005-23, Class IO, 0.00%, 06/17/2045 (b)(c)	22,363		0(h)
Series 2006-68, Class IO, 0.46%, 05/16/2046 (b)(c)	21,923		0(h)
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $880)			4

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (i)	5,424,045		5,424,045
TOTAL MONEY MARKET FUNDS (Cost $5,424,045)			5,424,045

TOTAL INVESTMENTS - 101.3% (Cost $359,474,003)			345,682,596
Liabilities in Excess of Other Assets - (1.3)%		(0.01296)	(4,423,406)
TOTAL NET ASSETS - 100.0%			$ 341,259,190

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $305,187,769 or 89.4% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(c)	Interest only security.
(d)	Step coupon bond. The rate disclosed is as of August 31, 2026.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2026.

(f)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2026.

(g)	Represents less than 0.05% of net assets.
(h)	Rounds to zero.
(i)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

)Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Medalist Partners MBS Total Return Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Residential Mortgage Backed Securities	$ –	$ 189,931,708	$ –	$ 189,931,708
Non-Agency Commercial Mortgage Backed Securities	–	122,471,473	–	122,471,473
Asset-Backed Securities	–	24,651,838	–	24,651,838
Agency Residential Mortgage-Backed Securities	–	3,203,528	–	3,203,528
Agency Commercial Mortgage Backed Securities	–	4	–	4
Money Market Funds	5,424,045	–	–	5,424,045
Total Investments	$ 5,424,045	$ 340,258,551	$ –	$ 345,682,596

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$ 5,066,685
Transfers out of Level 3 **	(5,066,685)
Ending balance as of August 31, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of August 31, 2026	$ 0
0
** The amount transferred out of Level 3 during the period was $(5,066,685). The transfer was due to the security being held at cost until it was picked up by the pricing services following the first settlement day.